Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Fair Values Of Financial Assets And Liabilities [Abstract]
Schedule of financial assets carried at fair value by valuation hierarchy	The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2025
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,828	256	2,084
Equity shares	631	–	4	635
Total financial assets at fair value through profit or loss	631	1,828	260	2,719
Financial assets at fair value through other comprehensive income:
Debt securities	19,284	14,165	49	33,498
Equity shares	–	–	–	–
Total financial assets at fair value through other comprehensive income	19,284	14,165	49	33,498
Derivative financial instruments	–	3,736	–	3,736
Total financial assets carried at fair value	19,915	19,729	309	39,953

At 31 December 2024
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,813	276	2,089
Equity shares	228	–	4	232
Total financial assets at fair value through profit or loss	228	1,813	280	2,321
Financial assets at fair value through other comprehensive income:
Debt securities	16,278	14,018	48	30,344
Equity shares	–	–	–	–
Total financial assets at fair value through other comprehensive income	16,278	14,018	48	30,344
Derivative financial instruments	–	4,235	–	4,235
Total financial assets carried at fair value	16,506	20,066	328	36,900
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)

Schedule of financial liabilities carried at fair value by valuation hierarchy

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2025
Financial liabilities at fair value through profit or loss	–	4,345	18	4,363
Derivative financial instruments	–	5,043	127	5,170
Total financial liabilities carried at fair value	–	9,388	145	9,533

At 31 December 2024
Financial liabilities at fair value through profit or loss	–	4,608	22	4,630
Derivative financial instruments	–	5,644	143	5,787
Total financial liabilities carried at fair value	–	10,252	165	10,417

Schedule of movements in the level 3 financial assets portfolio	The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total financial assets carried at fair value £m

At 1 January 2025	280	48	328
Exchange and other adjustments	–	2	2
(Losses) gains recognised in the income statement within other	(16)	2	(14)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	(1)	(1)
Purchases/increases to customer loans	14	–	14
Sales/repayments of customer loans	(18)	(2)	(20)
At 30 June 2025	260	49	309
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2025	(16)	3	(13)

At 1 January 2024	270	53	323
Exchange and other adjustments	–	(1)	(1)
Gains recognised in the income statement within other income	26	–	26
Purchases/increases to customer loans	6	–	6
Sales/repayments of customer loans	(16)	(1)	(17)
At 30 June 2024	286	51	337
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2024	26	–	26

Schedule of movements in the level 3 financial liabilities portfolio	The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2025	22	143	165
Gains recognised in the income statement within other income	(2)	(4)	(6)
Redemptions	(2)	(12)	(14)
At 30 June 2025	18	127	145
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2025	(2)	(3)	(5)

At 1 January 2024	23	139	162
Losses recognised in the income statement within other income	2	19	21
Redemptions	(2)	(10)	(12)
At 30 June 2024	23	148	171
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2024	2	(21)	(19)

Schedule of effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities	The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2025	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	256	19	(18)
Equity investments		n/a	4	–	–
			260
Financial assets at fair value through other comprehensive income			49	2	(2)
Level 3 financial assets carried at fair value			309

Financial liabilities at fair value through profit or loss			18	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (12%/171%)	5	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	122	12	(11)
			127
Level 3 financial liabilities carried at fair value			145
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations (continued)

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2024	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	276	19	(19)
Equity investments		n/a	4	1	(1)
			280
Financial assets at fair value through other comprehensive income			48	2	(2)
Level 3 financial assets carried at fair value			328

Financial liabilities at fair value through profit or loss			22	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/183%)	13	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	130	12	(11)
			143
Level 3 financial liabilities carried at fair value			165
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

Schedule of carrying values and fair values of financial assets and liabilities	The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the
Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2025		At 31 December 2024
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	5,629	5,629	6,433	6,433
Loans and advances to customers	452,642	448,347	441,907	438,094
Reverse repurchase agreements	39,864	39,864	44,143	44,143
Debt securities	10,948	11,016	11,854	11,808
Due from fellow Lloyds Banking Group undertakings	897	897	560	560

Financial liabilities
Deposits from banks	5,388	5,388	3,144	3,144
Customer deposits	461,771	462,617	451,794	452,607
Repurchase agreements	38,248	38,248	37,760	37,760
Due to fellow Lloyds Banking Group undertakings	3,804	3,804	4,049	4,049
Debt securities in issue	42,103	42,213	45,281	45,382
Subordinated liabilities	7,842	8,883	7,211	7,304